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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                  May 13, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total:   $  156,633
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE



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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

AMERICAN EAGLE OUTFITTERS         COM            02553E106     $3,854      242,557    SH          SHARED       NONE       242,557
AMERICAN EXPRESS CO               COM            025816109     $5,619      124,310    SH          SHARED       NONE       124,310
APPROACH RESOURCES INC            COM            03834A103     $3,968      118,215    SH          SHARED       NONE       118,215
BAXTER INTERNATIONAL INC          COM            071813109     $9,954      185,125    SH          SHARED       NONE       185,125
CVS CAREMARK CORP                 COM            126650100     $5,439      158,465    SH          SHARED       NONE       158,465
CACHE INC                         COM NEW        127150308     $831        180,960    SH          SHARED       NONE       180,960
CORINTHIAN COLLEGES INC           COM            218868107     $3,662      828,450    SH          SHARED       NONE       828,450
DELL INC                          COM            24702R101     $4,341      299,185    SH          SHARED       NONE       299,185
FAMILYMEDS GROUP INC              COM            30706T209     $24         218,775    SH          SHARED       NONE       218,775
EL PASO CORP                      COM            28336L109     $18,305   1,016,958    SH          SHARED       NONE     1,016,958
EXPEDIA INC                       COM            30212P105     $6,396      282,260    SH          SHARED       NONE       282,260
GAMETECH INTERNATIONAL INC        COM            36466D102     $168        523,459    SH          SHARED       NONE       523,459
HARTFORD FINANCIAL SVCS GRP       COM            416515104     $5,460      202,745    SH          SHARED       NONE       202,745
HEWLETT-PACKARD CO                COM            428236103     $4,401      107,425    SH          SHARED       NONE       107,425
INGRAM MICRO INC-CL A             CL A           457153104     $12,759     606,721    SH          SHARED       NONE       606,721
JAGUAR MINING INC                 COM            47009M103     $8,125    1,556,566    SH          SHARED       NONE     1,556,566
MICROSOFT CORP                    COM            594918104     $5,514      217,155    SH          SHARED       NONE       217,155
NAM TAI ELECTRONICS INC           COM PAR $0.02  629865205     $4,958      768,612    SH          SHARED       NONE       768,612
NATURES SUNSHINE PRODS INC        COM            639027101     $15,998   1,785,473    SH          SHARED       NONE     1,785,473
PETROLEUM DEVELOPMENT CORP        COM            716578109     $11,493     239,396    SH          SHARED       NONE       239,396
TRIPLE-S MANAGEMENT CORP-B        CL B           896749108     $1,010       49,074    SH          SHARED       NONE        49,074
UNITED CONTINENTAL HOLDINGS       COM            910047109     $5,870      255,313    SH          SHARED       NONE       255,313
WELLPOINT INC                     COM            94973V107     $18,486     264,876    SH          SHARED       NONE       264,876

							       $156,633

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